Net Income (Loss) Per Share	6 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
For the years ended March 31, 2017, 2018, and 2019, basic and diluted net income (loss) per share have been retroactively adjusted to reflect the conversion of equity in connection with the reorganization transactions described in Note 2. Basic and diluted net income (loss) per share included herein was derived from a unit conversion factor of $16.00 per share as determined by the board of managers of Dynatrace Holdings LLC on July 30, 2019.
The following table sets forth the computation of basic and diluted net income (loss) per share (dollars in thousands, except per share data):

	Fiscal Years Ended March 31,
	2017	2018	2019
Numerator:
Net income (loss)	$796	$9,222	$(116,194)
Denominator:
Weighted average shares outstanding, basic and diluted	228,540,269	231,956,164	235,938,873
Net income (loss) per share, basic and diluted	$0.00	$0.04	$(0.49)

The effect of certain common share equivalents were excluded from the computation of weighted average diluted shares outstanding for the years ended March 31, 2017, 2018, and 2019 as inclusion would have resulted in anti-dilution. A summary of these anti-dilutive common share equivalents is provided in the table below:

	Fiscal Years Ended March 31,
	2017	2018	2019
Unvested equity awards	11,983,603	10,038,369	6,398,615

Net Loss Per Share
On August 1, 2019, the Company completed its IPO in which the Company issued and sold 38.9 million shares of common stock at a price to the public of $16.00 per share. These shares are included in the common stock outstanding as of that date.
For the three and six months ended September 30, 2018 and 2019, basic and diluted net loss per share have been retrospectively adjusted to reflect the conversion of equity in connection with the reorganization transactions described in Note 2. Basic and diluted net loss per share was derived from a unit conversion factor of $16.00 per share as determined by the board of managers of Dynatrace Holdings LLC on July 30, 2019.
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Six Months Ended September 30,
	2018	2019	2018	2019
Numerator:
Net loss	$(39,938)	$(417,334)	$(63,494)	$(466,489)
Denominator:
Weighted average shares outstanding, basic and diluted	235,215	264,127	235,217	251,412
Net loss per share, basic and diluted	$(0.17)	$(1.58)	$(0.27)	$(1.86)

The effect of certain common share equivalents were excluded from the computation of weighted average diluted shares outstanding for the three and six months ended September 30, 2018 and 2019 as inclusion would have resulted in anti-dilution. A summary of these anti-dilutive common share equivalents is provided in the table below (in thousands):

	September 30,
	2018	2019
Stock options	—	7,130
Unvested restricted stock and RSUs	—	6,153
Unvested equity awards	6,626	—